MANAGEMENT'S PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
MANAGEMENT'S PLANS [Abstract]
MANAGEMENT'S PLANS

NOTE 2 – MANAGEMENT’S PLANS

As a technology company focusing on the development of the next generation photonic devices and non-linear optical polymer materials systems, substantial net losses have been incurred since inception. The Company has satisfied capital requirements since inception primarily through the issuance and sale of its common stock. In January 2019, the Company signed a purchase agreement (“Purchase Agreement”) with an institutional investor to sell up to $25,000,000 of common stock. Under the Purchase Agreement and at Company's sole discretion, the institutional investor has committed to invest up to $25,000,000 in common stock over a 36-month period with the remaining available amount of $21,846,000 as of September 30, 2019. Since September 30, 2019, the Company has sold an additional $662,875 of common stock pursuant to the Purchase Agreement. As of November 12, 2019, the Company has a cash position of approximately $2,165,000. Based upon the current cash position and expected expenditures over subsequent periods and no debt service, management believes the Company has sufficient funds to finance its operations through February 2020 before the Company will need to replenish cash reserves pursuant to the Purchase Agreement.

NOTE 2 – MANAGEMENT’S PLANS

As a technology company focusing on the development of the next generation photonic devices and non-linear optical polymer materials systems, substantial net losses have been incurred since inception. The Company has satisfied capital requirements since inception primarily through the issuance and sale of its common stock. As of March 18, 2019, the Company has a cash position of approximately $2,200,000. Based upon the current cash position and expenditures of approximately $585,000 per month and no debt service, management believes the Company has sufficient funds to finance its operations through June 2019. In January 2016, the Company signed a purchase agreement (“Purchase Agreement”) with an institutional investor to sell up to $20,000,000 of common stock. Under the Purchase Agreement and at Company's sole discretion, the institutional investor has committed to invest up to $20,000,000 in common stock over a 36-month period with the remaining available amount of $7,861,215 as of December 31, 2018. Since December 31, 2018, the Company has raised an additional $1,011,585. In January 2019, the Company signed a Purchase Agreement with the institutional investor to sell up to $25,000,000 of common stock. The Company registered 9,500,000 shares pursuant to a registration statement filed on January 30, 2019 which became effective February 13, 2019.